Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 947,285	$ 1,519,379	$ 1,334,685
Accrued interest	97,852	148,682	992,755
Other liabilities	17,034	118,252	17,893
Total payables	$ 1,062,171	$ 1,786,313	$ 2,345,333